Variable Interest Entities (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2013
Financial Statement Information Related to Holmdel [Abstract]
Assets	$ 12,500	$ 12,500	$ 13,700
Liabilities	0	0	2,300
Equity	12,500	12,500	11,400
Revenue	4,300	8,300	8,000
Expenses	3,600	7,100	1,600
Net Income	$ 700	$ 1,200	$ 6,400